10. Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Taxes Tables
Schedule of deferred taxes assets and liabilities
	2017	2016
Losses carried forward – income tax	117,411	204,940
Losses carried forward - Social contribution	55,879	87,389
Temporary differences:
Provision for legal and administrative proceedings	196,589	114,742
Losses on doubtful accounts	164,707	120,096
Adjustment to net present value – 3G license	11,066	13,008
Deferred tax on IFRS adjustments
Acquisition of stocks from minority shareholders	53,569	53,569
Other	6,270	8,200
Leases of LT Amazonas Infrastructure	19,003	16,144
Profit sharing	40,902	26,470
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(328,152)
Derivative financial instruments	(16,432)	(46,053)
Capitalized interests on 4G authorization	(258,175)	(173,408)
Deemed cost – TIM S.A.	(94,912)	(108,358)
Other	65,686	31,114
	3,941	32,573

Unrecognized deferred income tax and social contribution	(102,860)	(99,241)
	(98,919)	(66,668)

Deferred tax assets	-	41,690
Deferred tax liabilities	(98,919)	(108,358)

Schedule of the disclosure of detailed information about subsidiary expects to recover credits based on projections.
Deferred income tax and social contribution
2018	116,022
2019	-
Losses carried forward	116,022

Temporary differences	(190,758)

Total	(74,736)